John Deere Owner Trust 2017-B	EXHIBIT 99.3
Servicer’s Certificate

$200,000,000   Class A-1  1.35000%  Asset Backed Notes due July 16, 2018

$230,000,000   Class A-2A  1.59000%  Asset Backed Notes due April 15, 2020

$90,000,000   Class A-2B  Floating Rate Asset Backed Notes due April 15, 2020

$250,000,000   Class A-3  1.82000%  Asset Backed Notes due October 15, 2021

$87,230,000   Class A-4  2.11000%  Asset Backed Notes due July 15, 2024

$21,980,529  Overcollateralization

Scheduled Payment Date (30/360)				15-Apr-19
Actual Payment Date (A/360)				15-Apr-19
Collection Period Begin Date				25-Feb-19
Collection Period End Date				24-Mar-19

Days in accrual period (30/360)				30

Days in accrual period (ACT/360)				31
One-Month LIBOR as of the LIBOR Determination Date:				2.48375%
Class A-2B interest rate:				2.59375%

(1)	Total Distribution Amount:			$24,402,906.82
	(a)	Total cash receipts during the month:		$23,819,575.96
	(b)	Administrative repurchases during the month:		$576,235.12
	(c)	Investment earnings on cash accounts:		$7,095.74
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$558,593.35
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2A Notes:	$15,694.82
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2A Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2B Notes:	$10,352.44
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2B Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$379,166.67
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(e)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$153,379.42
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$22,786,372.61
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$0.00

	(b)	(i)	Class A-2A Noteholders’ Monthly Principal Distributable Amount:	$11,845,149.17
		(ii)	% of Principal Distribution Amount applicable to Class A-2A Noteholders:	51.98%
		(iii)	Class A-2A Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2A Noteholders’ Principal Distributable Amount:	$11,845,149.17

	(c)	(i)	Class A-2B Noteholders’ Monthly Principal Distributable Amount:	$4,635,058.37
		(ii)	% of Principal Distribution Amount applicable to Class A-2B Noteholders:	20.34%
		(iii)	Class A-2B Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2B Noteholders’ Principal Distributable Amount:	$4,635,058.37

	(d)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$6,306,165.07
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	27.68%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$6,306,165.07

	(e)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii)	Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:			$23,344,965.96

(6)	Reserve Account balance:
	(a)	Beginning balance:		$8,792,105.00
	(b)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:		$0.00
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):		$0.00
		(i)	Interest Amount included above:	$0.00
		(ii)	Principal Amount included above:	$0.00
	(e)	Ending Balance (after giving effect to all distributions):		$8,792,105.00
	(f)	Specified Reserve Account Balance:		$8,792,105.00

(7)	Servicing Fee:			$318,596.33
	(a)	Amount of Servicing Fee earned:		$318,596.33
	(b)	Amount of Servicing Fee paid:		$318,596.33
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(8)	Amount paid to Indenture Trustee:			$0.00

(9)	Amount paid to Owner Trustee:			$0.00

(10)	Amount paid to Asset Representations Reviewer
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(11)	Amount Paid to Certificateholder:			$739,244.53

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:		$359,311,330.35

	(b)	Note Value as of the end of the related Collection Period:		$352,904,364.03

	(c)	Amount of Overcollateralization (Note value less aggregate principal amount of Notes):		$21,980,529.00

	(d)	Number of Accounts at the end of the related Collection Period:		12,701

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i)	Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii)	Class A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Balance of Class A-2A Notes:	$0.00
		(ii)	Class A-2A Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Balance of Class A-2B Notes:	$0.00
		(ii)	Class A-2B Note Pool Factor:	0.0000000

	(d)	(i)	Outstanding Principal Balance of Class A-3 Notes:	$243,693,834.93
		(ii)	Class A-3 Note Pool Factor:	0.9747753

	(e)	(i)	Outstanding Principal Balance of Class A-4 Notes:	$87,230,000.00
		(ii)	Class A-4 Note Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$576,216.56
		(ii)	% of Pool Balance:	0.15%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:		($1,625.53)
	(ii)	Cumulative amount of net losses:		$1,492,492.87
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.16%

(16)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.85%

(17)	Collateral Composition:

	(a)	Number of loans at the beginning of the period:		13,032
	(b)	Number of loans at the end of the period:		12,701

	(c)	Weighted average remaining term on receivables:		26.62
	(d)	Prepayment amount - monthly:		($3,314,669.47)
	(e)	Prepayment amount - life-to-date:		$90,259,910.16
	(f)	Weighted average APR of the pool assets:		2.50%

	(g)	Pool Factor:		0.40

(18)	(a)	Delinquency Trigger:		14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:		1.85%
	(c)	Delinquency Trigger Occurred: Y/N		N